Leases	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Leases	Leases
The Group leases office and laboratory facilities in Schlieren, Switzerland. These leases generally have terms between 2 and 10 years and contain extension or terminations options exercisable by the Group up to one year before the end of the non‑cancellable contract period. These terms are used to maximize operational flexibility in terms of managing contracts. The options to extend are held by the Company and the termination options are held both by the Company and the lessor. As of December 31, 2020, the Group exercised the option to extend the lease on its facilities in Schlieren by five years with a new lease term ending on December 31, 2026. The earliest contractual termination date for both the lessor and the Group on the major real estate lease is December 31, 2025. For information about the right-of-use assets please also see note 6.
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2023	2022
as at January 1,	4,850	6,039
Additions / new leases	—	—
Remeasurements	—	—
Recognition of interest on lease liabilities	34	43
Payments	(1,232)	(1,232)
Balance as at December 31,	3,652	4,850

Current	1,208	1,198
Non-current	2,444	3,652
Balance as at December 31,	3,652	4,850

The following are the expense amounts recognized in the consolidated statement of comprehensive income.

in CHF thousands	2023	2022	2021
Depreciation on right-of-use assets	1,200	1,200	1,200
Interest expense on lease liabilities	34	43	53
Short term leases	—	—	—
Total amount recognized in profit or loss	1,234	1,243	1,253
The total cash outflow for leases for the year ended December 31, 2023 amounted to TCHF 1,232 (year ended December 31, 2022 TCHF 1,232; year ended December 31, 2021 TCHF 1,232).

Contractual maturities of financial liabilities at December 31, 2023 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	1,232	—	3,696	3,652

Contractual maturities of financial liabilities at December 31, 2022 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	2,464	—	4,928	4,850